SUPPLEMENT TO THE PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION
                       OF EVERGREEN DOMESTIC GROWTH FUNDS
                                       And
                        EVERGREEN VARIABLE ANNUITY FUNDS

I. Evergreen Masters Fund and Evergreen VA Masters Fund (each a "Fund", together "the Funds")

         Effective September 1, 2002, Marsico Capital Management, LLC (Marsico) will replace Putnam Investment Management, LLC (Putnam) as one of the sub-advisors to the Funds. The aggregate fee rate paid to Marsico by Evergreen Investment Management Company, LLC, the Funds' investment advisor, will remain the same as the fee rate paid to Putnam. The contracts were approved by the Board of Trustees of Evergreen Equity Trust on behalf of Evergreen Masters Fund and Evergreen Variable Annuity Trust on behalf of Evergreen VA Masters Fund on June 21, 2002.

         In conjunction with the above, the following changes are made to each Fund's prospectus.

Evergreen Masters Fund

        The section of the prospectus for the Fund entitled "INVESTMENT STRATEGY" is revised to reflect the following change:

        The Fund's current sub-advisors are:

        MFS Institutional Advisors, Inc. (MFS)
        OppenheimerFunds, Inc. (Oppenheimer)
        Marsico Capital Management, LLC (Marsico)

        Marsico's  segment of the  portfolio  will  primarily be invested in the common stocks of large U.S. and foreign companies with market capitalizations that fall within the range tracked by the S&P 500 at the time of the purchase. Marsico's portion of the portfolio will normally hold between 35 and 50 common stocks. Marsico's investment approach takes into consideration economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. Marsico's portfolio selection generally emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuation in light of projected growth rates. Marsico will use a growth-oriented investment strategy.

        The section of the prospectus entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented to reflect the following change:

        Marsico Capital Management, LLC (Marsico) is a sub-advisor to a portion of Masters Fund. Marsico, located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment advisor formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of 6/30/2002, Marsico managed approximately $13.9 billion in assets, approximately $10.2 billion of which were investment company assets for some 12 client organizations.

        The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

        Masters Fund

        The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Large Cap Core Growth Team
o        MFS Team
o        Oppenheimer Team
o        Marsico Team

Evergreen VA Masters Fund

        The section of the prospectus for the Fund entitled "INVESTMENT STRATEGY" is revised to reflect the following change:

        The Fund's current sub-advisors are:

        MFS Institutional Advisors, Inc. (MFS)
        OppenheimerFunds, Inc. (Oppenheimer)
        Marsico Capital Management, LLC (Marsico)

        Marsico's  segment of the  portfolio  will  primarily be invested in the common stocks of large U.S. and foreign companies with market capitalizations that fall within the range tracked by the S&P 500 at the time of the purchase. Marsico's portion of the portfolio will normally hold between 35 and 50 common stocks. Marsico's investment approach takes into consideration economic factors such as interest rates, inflation, the regulatory environment, and the global competitive landscape, as well as the most attractive global investment opportunities, industry consolidation, and other economic and social trends. Marsico's portfolio selection generally emphasizes investments in well-known, high-quality companies with specific expertise or dominance, franchise durability and pricing power, solid fundamentals such as strong balance sheets, strong management, and reasonable valuation in light of projected growth rates. Marsico will use a growth-oriented investment strategy.

         The section of the statement of additional information entitled "THE FUNDS' SUB-ADVISORS" is supplemented to reflect the following change:

        Marsico Capital Management, LLC (Marsico) is a sub-advisor to a portion of VA Masters Fund. Marsico, located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment advisor formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of 6/30/2002, Marsico managed approximately $13.9 billion in assets, approximately $10.2 billion of which were investment company assets for some 12 client organizations.

        The section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

        VA Masters Fund

        The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Large Cap Core Growth Team
o        MFS Team
o        Oppenheimer Team
o        Marsico Team

August 1, 2002                                               562839    (8/02)